Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Operating Income
(1)	Other operating income for the years ended December 31, 2017, 2018 and 2019 are as follows:

	(In millions of yen)

	2017	2018	2019
Virtual credits breakage income	815	386	453
Gain on loss of control of subsidiaries and business transfer (1)	10,444	24,794	—
Dilution gain (2)	434	2,635	1,895
Others	318	284	863

Total	12,011	28,099	3,211

(1)	Refer to Note 20 Supplemental Cash Flow Information for further details.
(2)
Dilution gain included gain of 2,310 million yen for the year ended December 31, 2018 in connection with third-party allotments by Snow Corporation, an associate of the Group. Dilution gain included gain of 948 million yen for the year ended December 31, 2019 in connection with third-party allotments by LINE Mobile Corporation, an associate of the Group, and dilution gain included gain of 947 million yen in connection with third-party allotments by Snow Corporation, an associate of the Group.

Summary of Other Operating Expenses
(2)	Other operating expenses for the years ended December 31, 2017, 2018 and 2019 are as follows:

	(In millions of yen)

	2017	2018	2019
Rent (1)	6,143	8,440	1,411
Travel	2,259	3,348	3,258
Supplies	2,378	3,327	3,938
Taxes and dues	1,516	2,347	2, 972
Professional fees	2,182	3,266	3,629
Cost of goods	4,946	7,622	8,129
Training	1,344	1,972	2,105
LINE points	1,006	5,533	6,042
Others (2)	3,629	5,286	7,60 3

Total	25,403	41,141	39,087

(1)
For the year ended December 31, 2019, the amount decreased due to the adoption of IFRS 16

Leases.

From January 2019, expenses associated with rental leases that are recognized as right-of-use assets and depreciated are recorded as a component of depreciation and amortization expenses while lease expenses for short-term lease as well as leases of low-value assets remain to be recorded as rental expenses. Refer to Note 3 Significant Accounting Policies: (15) and (30) for further details.

(2)
For the year ended December 31, 2018, the amount consists of office management fees, utilities and other miscellaneous expenses. For the year ended December 31, 2019, the amount consists of a cost arisen from cancellation of system development and miscellaneous expenses.

Summary of Other Non-Operating Income
(3)	Other non-operating income for the years ended December 31, 2017, 2018 and 2019 are as follows:

	(In millions of yen)

	2017	2018	2019
Gain on financial assets at fair value through profit or loss (1)	1,096	555	2,837
Dividend income	69	50	151
Gain on sale of financial assets	751	136	1
Gain from derivatives	47	128	889

Total	1,963	869	3,878

(1)
Gains and losses on valuation of financial assets are recognized under IAS 39
Financial Instruments: Recognition and Measurement
for the year ended December 31, 2017 and are recognized under IFRS 9
Financial Instruments
for the year ended December 31, 2018 and 2019.

Summary of Other Non-Operating Expenses
(4)	Other non-operating expenses for the years ended December 31, 2017, 2018 and 2019 are as follows:

	(In millions of yen)

	2017	2018	2019
Loss on financial assets at fair value through profit or loss (1)	118	1,231	828
Loss on impairment of available-for-sale financial assets	1,761	—	—
Others (2)	109	238	717

Total	1,988	1,469	1,545

(1)
Losses on financial assets at fair value through profit or loss are recognized under IAS 39

Financial Instruments: Recognition and Measurement

for the year ended December 31, 2017 and are recognized under IFRS 9

Financial Instruments

for the years ended December 31, 2018 and 2019.

(2)	Others mainly consists of impairment loss on investments in associates for the year ended December 31, 2019.